Share capital - Schedule of Preferred Shares Outstanding (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Series A Preferred Shares [Member]	Dec. 31, 2011 Series A Preferred Shares [Member]	Dec. 31, 2012 Series B Preferred Shares [Member]	Dec. 31, 2011 Series B Preferred Shares [Member]	Dec. 31, 2012 Series C Preferred Shares [Member]	Dec. 31, 2011 Series C Preferred Shares [Member]	Dec. 31, 2012 Series D Preferred Shares [Member]	Dec. 13, 2012 Series D Preferred Shares [Member]	Dec. 31, 2011 Series D Preferred Shares [Member]	Dec. 31, 2012 Series R Preferred Stock [Member]	Dec. 31, 2011 Series R Preferred Stock [Member]	Apr. 19, 2011 Series R Preferred Stock [Member]
Class of Stock [Line Items]
Shares Authorized	65,000,000	65,000,000	315,000		260,000		40,000,000		20,000,000			1,000,000		1,000,000
Shares Issued	17,305,000	14,200,000	200,000				14,000,000	14,000,000	3,105,000	3,105,000
Liquidation preference			$ 305,872	$ 271,677			$ 350,000	$ 350,000	$ 77,625